WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 90.2%
COMMUNICATION SERVICES - 10.0%
Diversified Telecommunication Services - 3.5%
AT&T Inc., Senior Notes	4.300%	2/15/30	$80,000	$80,994
AT&T Inc., Senior Notes	4.500%	5/15/35	360,000	355,220
AT&T Inc., Senior Notes	6.350%	3/15/40	50,000	58,074
AT&T Inc., Senior Notes	5.350%	9/1/40	30,000	31,568
AT&T Inc., Senior Notes	4.800%	6/15/44	210,000	206,497
AT&T Inc., Senior Notes	4.550%	3/9/49	310,000	293,238
AT&T Inc., Senior Notes (3 mo. USD LIBOR + 1.180%)	3.777%	6/12/24	480,000	476,399	(a)
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	70,000	100,504
Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	410,000	521,696
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	60,000	73,109
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	1,790,000	1,968,605
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	630,000	738,361

Total Diversified Telecommunication Services				4,904,265

Entertainment - 0.7%
Walt Disney Co., Senior Notes	6.550%	3/15/33	545,000	722,452	(b)
Walt Disney Co., Senior Notes	7.750%	12/1/45	130,000	207,465	(b)

Total Entertainment				929,917

Media - 3.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	110,000	122,816
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	260,000	291,866
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	350,000	349,289
Comcast Corp., Senior Notes	6.450%	3/15/37	220,000	280,555
Comcast Corp., Senior Notes	6.950%	8/15/37	160,000	214,129
Comcast Corp., Senior Notes	6.400%	5/15/38	950,000	1,218,674
Fox Corp., Senior Notes	4.709%	1/25/29	270,000	289,750	(b)
Fox Corp., Senior Notes	5.476%	1/25/39	510,000	564,896	(b)
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	180,000	199,123
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	200,000	233,305
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	10,000	11,172
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	50,000	49,257

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	$180,000	$210,703
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	410,000	535,170
UBM PLC, Senior Notes	5.750%	11/3/20	570,000	589,544	(b)
Warner Media LLC, Senior Notes	4.900%	6/15/42	150,000	150,462

Total Media				5,310,711

Wireless Telecommunication Services - 2.0%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	850,000	1,065,707
Sprint Corp., Senior Notes	7.250%	9/15/21	640,000	673,600
Sprint Corp., Senior Notes	7.875%	9/15/23	340,000	357,000
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	230,000	303,293
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	370,000	367,380

Total Wireless Telecommunication Services				2,766,980

TOTAL COMMUNICATION SERVICES				13,911,873

CONSUMER DISCRETIONARY - 2.8%
Automobiles - 0.6%
Ford Motor Credit Co. LLC, Senior Notes	8.125%	1/15/20	410,000	425,015
General Motors Co., Senior Notes	6.600%	4/1/36	170,000	178,091
General Motors Co., Senior Notes	6.750%	4/1/46	270,000	282,013

Total Automobiles				885,119

Diversified Consumer Services - 0.2%
Board of Trustees of The Leland Stanford Junior University	3.089%	5/1/29	340,000	343,060

Hotels, Restaurants & Leisure - 1.1%
Marriott International Inc., Senior Notes	3.600%	4/15/24	200,000	201,937
McDonald’s Corp., Senior Notes	4.700%	12/9/35	150,000	160,992
McDonald’s Corp., Senior Notes	4.875%	12/9/45	230,000	249,144
McDonald’s Corp., Senior Notes	4.450%	9/1/48	10,000	10,279
Sands China Ltd., Senior Notes	4.600%	8/8/23	200,000	206,558
Sands China Ltd., Senior Notes	5.125%	8/8/25	450,000	469,660
Sands China Ltd., Senior Notes	5.400%	8/8/28	200,000	210,020

Total Hotels, Restaurants & Leisure				1,508,590

Household Durables - 0.1%
Newell Brands Inc., Senior Notes	4.200%	4/1/26	200,000	191,073

Multiline Retail - 0.3%
Target Corp., Senior Notes	3.375%	4/15/29	340,000	344,647

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Specialty Retail - 0.5%
Home Depot Inc., Senior Notes	3.900%	12/6/28	$590,000	$627,488

TOTAL CONSUMER DISCRETIONARY				3,899,977

CONSUMER STAPLES - 4.8%
Beverages - 2.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	840,000	844,990	(b)
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.150%	1/23/25	1,390,000	1,449,279
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	270,000	259,812
Pernod Ricard SA, Senior Notes	5.750%	4/7/21	350,000	368,771	(b)
Pernod Ricard SA, Senior Notes	5.500%	1/15/42	670,000	761,857	(b)

Total Beverages				3,684,709

Food & Staples Retailing - 0.1%
Kroger Co., Senior Notes	4.650%	1/15/48	90,000	83,528

Food Products - 0.4%
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	50,000	49,351
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	150,000	142,136
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	20,000	19,332
Mars Inc., Senior Notes	2.700%	4/1/25	140,000	139,518	(b)
Mars Inc., Senior Notes	3.200%	4/1/30	140,000	140,142	(b)

Total Food Products				490,479

Tobacco - 1.7%
Altria Group Inc., Senior Notes	3.800%	2/14/24	190,000	193,489
Altria Group Inc., Senior Notes	4.400%	2/14/26	410,000	421,803
Altria Group Inc., Senior Notes	4.800%	2/14/29	870,000	897,714
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	100,000	98,785
Reynolds American Inc., Senior Notes	8.125%	5/1/40	270,000	332,867
Reynolds American Inc., Senior Notes	7.000%	8/4/41	320,000	357,077
Reynolds American Inc., Senior Notes	5.850%	8/15/45	90,000	92,527

Total Tobacco				2,394,262

TOTAL CONSUMER STAPLES				6,652,978

ENERGY - 15.9%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	5.000%	11/15/45	200,000	212,971

Oil, Gas & Consumable Fuels - 15.8%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	465,000	580,836
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	367,000	380,574
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	460,000	501,426

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Apache Corp., Senior Notes	6.000%	1/15/37	$106,000	$115,899
Apache Corp., Senior Notes	5.100%	9/1/40	160,000	157,602
Apache Corp., Senior Notes	5.250%	2/1/42	90,000	90,865
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	510,000	519,631
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	600,000	623,601
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	170,000	169,634
Concho Resources Inc., Senior Notes	4.300%	8/15/28	180,000	185,844
ConocoPhillips, Senior Notes	6.500%	2/1/39	810,000	1,094,397
Continental Resources Inc., Senior Notes	4.500%	4/15/23	690,000	714,895
Continental Resources Inc., Senior Notes	4.375%	1/15/28	140,000	143,993
Devon Energy Corp., Senior Notes	5.850%	12/15/25	350,000	397,469
Devon Energy Corp., Senior Notes	5.600%	7/15/41	320,000	353,191
Ecopetrol SA, Senior Notes	5.375%	6/26/26	740,000	799,200
Energy Transfer Operating LP, Senior Notes	7.500%	10/15/20	250,000	266,361
Energy Transfer Operating LP, Senior Notes	4.200%	9/15/23	860,000	889,141
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	30,000	32,199
Energy Transfer Operating LP, Senior Notes	6.625%	10/15/36	20,000	22,608
Energy Transfer Operating LP, Senior Notes	5.800%	6/15/38	40,000	42,889
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	320,000	384,649
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	360,000	321,669	(a)
Kerr-McGee Corp., Senior Notes	6.950%	7/1/24	1,080,000	1,241,908
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	2,000,000	2,576,341
Lukoil International Finance BV, Senior Notes	4.563%	4/24/23	200,000	204,006	(b)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	600,000	557,250	(b)
MPLX LP, Senior Notes	4.800%	2/15/29	420,000	442,519
MPLX LP, Senior Notes	4.500%	4/15/38	380,000	361,509
Newfield Exploration Co., Senior Notes	5.750%	1/30/22	220,000	235,071
Noble Energy Inc., Senior Notes	6.000%	3/1/41	390,000	432,295
Noble Energy Inc., Senior Notes	5.250%	11/15/43	150,000	153,191
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	190,000	209,447
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	280,000	277,592
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	300,000	291,285
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	450,000	470,160
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	2,065,000	1,956,587
Phillips 66, Senior Notes	5.875%	5/1/42	160,000	194,851
Shell International Finance BV, Senior Notes	6.375%	12/15/38	250,000	338,654

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	$470,000	$588,083
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	230,000	277,002
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.400%	8/15/41	310,000	337,279
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	660,000	669,177
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	440,000	447,045
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	47,000	59,080
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	37,000	47,150
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	610,000	849,386

Total Oil, Gas & Consumable Fuels				22,005,441

TOTAL ENERGY				22,218,412

FINANCIALS - 32.4%
Banks - 20.6%
Banco Nacional de Costa Rica, Senior Notes	5.875%	4/25/21	340,000	342,125	(b)
Banco Santander SA, Senior Notes	3.848%	4/12/23	400,000	403,638
Bank of America Corp., Senior Notes	5.875%	2/7/42	320,000	400,100
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	107,000	106,624	(a)
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. USD LIBOR + 0.970%)	3.458%	3/15/25	70,000	70,745	(a)
Bank of America Corp., Senior Notes (4.271% to 7/23/28 then 3 mo. USD LIBOR + 1.310%)	4.271%	7/23/29	440,000	458,526	(a)
Bank of America Corp., Subordinated Notes	6.110%	1/29/37	320,000	380,185
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	900,000	1,250,968
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	240,000	271,769	(b)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	450,000	489,638
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	700,000	716,625	(a)(c)
Barclays PLC, Senior Notes (4.338% to 5/16/23 then 3 mo. USD LIBOR + 1.356%)	4.338%	5/16/24	380,000	384,385	(a)
BNP Paribas SA, Junior Subordinated Notes (7.625% to 3/30/21 then USD 5 year ICE Swap Rate + 6.314%)	7.625%	3/30/21	330,000	346,216	(a)(b)(c)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	280,000	302,537	(a)(b)
BPCE SA, Subordinated Notes	5.150%	7/21/24	410,000	428,092	(b)
Citigroup Inc., Senior Notes	8.125%	7/15/39	251,000	377,764

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Citigroup Inc., Senior Notes	5.875%	1/30/42	$240,000	$295,205
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	210,000	213,926	(a)
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	750,000	822,787
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	404,000	478,319
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	370,000	473,225
Citizens Bank NA, Senior Notes	3.250%	2/14/22	750,000	757,252
Cooperatieve Rabobank UA, Junior Subordinated Notes (11.000% to 6/30/19 then 3 mo. USD LIBOR + 10.868%)	11.000%	6/30/19	708,000	723,930	(a)(b)(c)
Cooperatieve Rabobank UA, Senior Notes	5.750%	12/1/43	450,000	538,081
Cooperatieve Rabobank UA, Senior Notes	5.250%	8/4/45	340,000	383,944
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	560,000	576,800	(a)(b)(c)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,040,000	1,170,989	(a)(b)(c)
Danske Bank AS, Senior Notes	5.000%	1/12/22	610,000	625,853	(b)
Danske Bank AS, Senior Notes	5.375%	1/12/24	230,000	239,349	(b)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	300,000	297,280	(a)(c)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	210,000	214,648
ING Bank NV, Subordinated Notes	5.800%	9/25/23	600,000	647,229	(b)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	300,000	292,256	(b)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	690,000	674,224	(b)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	260,000	271,223	(a)(c)
JPMorgan Chase & Co., Senior Notes (3 mo. USD LIBOR + 1.220%)	3.897%	1/23/49	50,000	48,492	(a)
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	440,000	522,888
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	490,000	543,014
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	360,000	371,700	(a)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	370,000	375,789	(a)(c)
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	210,000	212,923

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Mitsubishi UFJ Financial Group Inc., Senior Notes	3.218%	3/7/22	$520,000	$524,366
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	480,000	531,003
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	1,360,000	1,717,000	(a)(c)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	590,000	629,825	(a)(c)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	1,010,000	1,073,188
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	350,000	373,815
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	210,000	209,084	(b)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	410,000	445,920	(b)
UBS Group Funding Switzerland AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	580,000	589,057	(a)(b)(c)
UniCredit SpA, Senior Notes	6.572%	1/14/22	590,000	617,661	(b)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	840,000	848,007	(a)(b)(d)
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	4/29/19	1,190,000	1,176,345	(a)(c)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	310,000	302,568
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	484,133
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	580,000	609,521

Total Banks				28,632,756

Capital Markets - 5.0%
CME Group Inc., Senior Notes	5.300%	9/15/43	440,000	539,564
Credit Suisse Group AG, Junior Subordinated Notes (6.250% to 12/18/24 then USD 5 year ICE Swap Rate + 3.455%)	6.250%	12/18/24	1,170,000	1,169,653	(a)(b)(c)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	400,000	402,090	(a)(b)(c)
Credit Suisse USA Inc., Senior Notes	7.125%	7/15/32	40,000	53,760
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	270,000	276,368
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	570,000	704,053

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	$640,000	$781,135
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	500,000	529,559
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	820,000	839,308	(b)
Moody’s Corp, Senior Notes	2.750%	12/15/21	500,000	500,167
Morgan Stanley, Senior Notes	5.500%	7/24/20	100,000	103,425
Morgan Stanley, Senior Notes	6.375%	7/24/42	90,000	116,391
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	90,000	95,328
State Street Corp., Senior Notes (4.141% to 12/3/28 then 3 mo. USD LIBOR + 1.030%)	4.141%	12/3/29	470,000	504,265	(a)
UBS AG Stamford, CT, Subordinated Notes	7.625%	8/17/22	340,000	374,600

Total Capital Markets				6,989,666

Consumer Finance - 1.6%
Navient Corp., Senior Notes	7.250%	1/25/22	830,000	882,912
Navient Corp., Senior Notes	6.125%	3/25/24	290,000	291,088
Synchrony Financial, Senior Notes	4.375%	3/19/24	300,000	304,200
Synchrony Financial, Senior Notes	3.700%	8/4/26	856,000	807,316

Total Consumer Finance				2,285,516

Diversified Financial Services - 2.0%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust, Senior Notes	4.875%	1/16/24	330,000	343,333
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	110,000	109,213	(b)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	220,000	216,663	(b)
ILFC E-Capital Trust I ((Highest of 3 mo. USD LIBOR, 10 year U.S. Treasury Constant Maturity Rate and 30 year U.S. Treasury Constant Maturity Rate) + 1.550%)	4.570%	12/21/65	470,000	371,993	(a)(b)
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year U.S. Treasury Constant Maturity Rate and 30 year U.S. Treasury Constant Maturity Rate) + 1.800%)	4.850%	12/21/65	270,000	213,300	(a)(b)
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	130,000	130,479
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	190,000	205,283
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	392,000	402,741	(b)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	220,000	228,943	(b)
Voya Financial Inc., Senior Notes	5.700%	7/15/43	500,000	581,469

Total Diversified Financial Services				2,803,417

Insurance - 3.2%
Allstate Corp., Junior Subordinated Notes (6.500% to 5/15/37 then 3 mo. USD LIBOR + 2.120%)	6.500%	5/15/57	480,000	528,708	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - (continued)
American International Group Inc., Junior Subordinated Notes (6.250% to 3/15/37 then 3 mo. USD LIBOR + 2.056%)	6.250%	3/15/87	$80,000	$79,315	(a)
American International Group Inc., Senior Notes	6.400%	12/15/20	90,000	95,208
American International Group Inc., Senior Notes	4.750%	4/1/48	70,000	69,730
Aon PLC, Senior Notes	4.750%	5/15/45	90,000	93,566
AXA SA, Subordinated Notes	8.600%	12/15/30	200,000	262,187
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	170,000	176,462
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	230,000	232,012	(b)
Liberty Mutual Group Inc., Senior Notes	7.800%	3/15/37	190,000	217,823	(b)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	490,000	591,766	(b)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	260,000	275,440	(b)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	1,150,000	1,235,025
Teachers Insurance & Annuity Association of
America, Subordinated Notes	6.850%	12/16/39	400,000	550,522	(b)

Total Insurance				4,407,764

TOTAL FINANCIALS				45,119,119

HEALTH CARE - 7.1%
Biotechnology - 0.3%
Celgene Corp., Senior Notes	5.000%	8/15/45	250,000	262,733
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	60,000	70,364
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	52,410

Total Biotechnology				385,507

Health Care Equipment & Supplies - 1.0%
Abbott Laboratories, Senior Notes	2.900%	11/30/21	540,000	542,494
Abbott Laboratories, Senior Notes	4.900%	11/30/46	230,000	266,333
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	200,000	206,698
Becton Dickinson and Co., Senior Notes	4.669%	6/6/47	410,000	430,029

Total Health Care Equipment & Supplies				1,445,554

Health Care Providers & Services - 5.1%
Cigna Corp., Senior Notes	4.125%	11/15/25	340,000	352,212	(b)
Cigna Corp., Senior Notes	4.375%	10/15/28	340,000	352,994	(b)
Cigna Corp., Senior Notes	4.800%	8/15/38	340,000	350,057	(b)
CVS Health Corp., Senior Notes	4.100%	3/25/25	940,000	965,916
CVS Health Corp., Senior Notes	4.300%	3/25/28	540,000	547,651
CVS Health Corp., Senior Notes	4.780%	3/25/38	570,000	565,304
CVS Health Corp., Senior Notes	5.125%	7/20/45	340,000	346,058

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - (continued)
CVS Health Corp., Senior Notes	5.050%	3/25/48	$560,000	$564,998
Dartmouth-Hitchcock Health, Secured Bonds	4.178%	8/1/48	100,000	101,908
HCA Inc., Senior Secured Notes	5.500%	6/15/47	220,000	234,234
Humana Inc., Senior Notes	8.150%	6/15/38	80,000	110,263
Humana Inc., Senior Notes	4.800%	3/15/47	230,000	242,637
Magellan Health Inc., Senior Notes	4.900%	9/22/24	730,000	696,420
Orlando Health Obligated Group, Senior Notes	4.089%	10/1/48	170,000	171,170
UnitedHealth Group Inc., Senior Notes	3.500%	2/15/24	1,330,000	1,369,828
UnitedHealth Group Inc., Senior Notes	3.700%	12/15/25	160,000	166,629

Total Health Care Providers & Services				7,138,279

Pharmaceuticals - 0.7%
Allergan Funding SCS, Senior Notes	4.550%	3/15/35	190,000	186,371
Allergan Funding SCS, Senior Notes	4.750%	3/15/45	200,000	199,057
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	80,000	85,000	(b)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	320,000	348,816	(b)
Bausch Health Cos. Inc., Senior Secured Notes	5.750%	8/15/27	90,000	92,502	(b)
Zoetis Inc., Senior Notes	4.700%	2/1/43	30,000	31,915

Total Pharmaceuticals				943,661

TOTAL HEALTH CARE				9,913,001

INDUSTRIALS - 4.7%
Aerospace & Defense - 1.4%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	210,000	214,200	(b)
Boeing Co., Senior Notes	2.800%	3/1/24	320,000	320,593
Huntington Ingalls Industries Inc., Senior Notes	3.483%	12/1/27	200,000	196,080
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	40,000	43,441
Northrop Grumman Systems Corp., Senior Notes	7.875%	3/1/26	870,000	1,094,000
United Technologies Corp., Senior Notes	4.625%	11/16/48	110,000	116,868

Total Aerospace & Defense				1,985,182

Airlines - 0.4%
Continental Airlines Pass-Through Trust, Senior Secured Notes	7.250%	11/10/19	129,481	132,264
Continental Airlines Pass-Through Trust, Senior Secured Notes	7.256%	3/15/20	8,376	8,439
Continental Airlines Pass-Through Trust, Senior Secured Notes	6.250%	4/11/20	75,235	76,589
Delta Air Lines Pass-Through Certificates Trust	8.021%	8/10/22	43,620	48,121
Delta Air Lines Pass-Through Certificates Trust, Senior Secured Notes	7.750%	12/17/19	71,289	73,277
US Airways Pass-Through Trust, Senior Secured Notes	5.900%	10/1/24	235,809	256,242

Total Airlines				594,932

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Services & Supplies - 1.4%
Republic Services Inc., Senior Notes	5.500%	9/15/19	$130,000	$131,544
Republic Services Inc., Senior Notes	5.250%	11/15/21	330,000	350,357
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., Senior Notes	5.250%	4/15/21	320,000	320,896	(b)
Waste Connections Inc., Senior Notes	4.250%	12/1/28	480,000	510,119
Waste Management Holdings Inc., Senior Notes	7.100%	8/1/26	260,000	319,241
Waste Management Inc., Senior Notes	7.750%	5/15/32	250,000	346,844

Total Commercial Services & Supplies				1,979,001

Industrial Conglomerates - 0.8%
General Electric Co., Senior Notes	6.750%	3/15/32	200,000	231,160
General Electric Co., Senior Notes	6.875%	1/10/39	716,000	847,917

Total Industrial Conglomerates				1,079,077

Machinery - 0.2%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	220,000	244,139

Road & Rail - 0.2%
Union Pacific Corp., Senior Notes	4.375%	11/15/65	320,000	309,615

Transportation Infrastructure - 0.3%
SMBC Aviation Capital Finance DAC, Senior Notes	4.125%	7/15/23	350,000	357,730	(b)

TOTAL INDUSTRIALS				6,549,676

INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.4%
Harris Corp., Senior Notes	4.854%	4/27/35	260,000	279,423
Harris Corp., Senior Notes	5.054%	4/27/45	210,000	231,940

Total Communications Equipment				511,363

Semiconductors & Semiconductor Equipment - 0.4%
Intel Corp., Senior Notes	4.900%	7/29/45	130,000	153,339
KLA-Tencor Corp., Senior Notes	4.100%	3/15/29	110,000	112,175
KLA-Tencor Corp., Senior Notes	5.000%	3/15/49	70,000	74,385
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	270,000	279,985

Total Semiconductors & Semiconductor Equipment				619,884

Software - 0.8%
Microsoft Corp., Senior Notes	4.250%	2/6/47	970,000	1,082,113

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc., Senior Notes	3.850%	8/4/46	$340,000	$344,344
HP Inc., Senior Notes	4.650%	12/9/21	310,000	323,333

Total Technology Hardware, Storage & Peripherals				667,677

TOTAL INFORMATION TECHNOLOGY				2,881,037

MATERIALS - 7.4%
Chemicals - 0.7%
Dow Chemical Co., Senior Notes	7.375%	11/1/29	800,000	1,012,296

Metals & Mining - 6.5%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	250,000	265,625	(b)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	800,000	826,000	(b)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	500,000	486,522	(b)
ArcelorMittal, Senior Notes	5.125%	6/1/20	70,000	71,585
ArcelorMittal, Senior Notes	5.250%	8/5/20	800,000	822,146
ArcelorMittal, Senior Notes	6.125%	6/1/25	50,000	55,376
ArcelorMittal, Senior Notes	4.550%	3/11/26	470,000	481,016
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	50,000	57,220
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	180,000	210,724
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/19/25 then USD 5 year ICE Swap Rate + 5.093%)	6.750%	10/19/75	470,000	521,007	(a)(b)
First Quantum Minerals Ltd., Senior Notes	7.000%	2/15/21	72,000	73,350	(b)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	60,000	59,475
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	630,000	670,162
Glencore Finance Canada Ltd., Senior Notes	6.900%	11/15/37	430,000	484,021	(b)
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	150,000	150,071	(b)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	530,000	535,712	(b)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	360,000	349,686	(b)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	170,000	163,425	(b)
Hudbay Minerals Inc., Senior Notes	7.250%	1/15/23	30,000	31,200	(b)
Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes	7.125%	11/1/22	380,000	335,350	(b)
Southern Copper Corp., Senior Notes	5.375%	4/16/20	150,000	154,045
Southern Copper Corp., Senior Notes	5.250%	11/8/42	470,000	490,660
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,148,000	1,319,052
Yamana Gold Inc., Senior Notes	4.950%	7/15/24	370,000	380,523

Total Metals & Mining				8,993,953

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Paper & Forest Products - 0.2%
Georgia-Pacific LLC, Senior Notes	7.375%	12/1/25	$250,000	$306,789

TOTAL MATERIALS				10,313,038

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.4%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	250,000	255,000
Welltower Inc., Senior Notes	4.125%	3/15/29	320,000	326,721

Total Equity Real Estate Investment Trusts (REITs)				581,721

Real Estate Management & Development - 0.3%
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	280,000	328,096

TOTAL REAL ESTATE				909,817

UTILITIES - 2.3%
Electric Utilities - 2.3%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	210,000	232,966
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	310,000	314,806
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	830,000	1,098,835
Jersey Central Power & Light Co., Senior Notes	4.300%	1/15/26	100,000	104,195	(b)
MidAmerican Energy Co.	3.650%	4/15/29	150,000	156,244
Pacific Gas & Electric Co., Senior Notes	3.300%	12/1/27	500,000	438,750	*(e)
Southern California Edison Co.	4.125%	3/1/48	310,000	295,995
Virginia Electric & Power Co., Senior Notes	8.875%	11/15/38	390,000	615,753

TOTAL UTILITIES				3,257,544

TOTAL CORPORATE BONDS & NOTES (Cost - $117,135,318)				125,626,472

SOVEREIGN BONDS - 5.8%
Argentina - 1.8%
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	370,000	314,916
Argentine Republic Government International Bond, Senior Notes	6.875%	1/26/27	120,000	97,455
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	390,000	300,349
Argentine Republic Government International Bond, Senior Notes	7.625%	4/22/46	150,000	118,687
Argentine Republic Government International Bond, Senior Notes	6.875%	1/11/48	150,000	110,813
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,220,000	1,015,650	(b)
Provincia de Cordoba, Senior Notes	7.450%	9/1/24	740,000	597,550	(b)

Total Argentina				2,555,420

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Canada - 0.7%
Province of Quebec Canada, Senior Notes	7.970%	7/22/36	$650,000	$1,010,614

Colombia - 0.7%
Colombia Government International Bond, Senior Notes	4.500%	3/15/29	870,000	920,025

Ecuador - 0.7%
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	610,000	683,962	(b)
Ecuador Government International Bond, Senior Notes	10.750%	1/31/29	310,000	342,628	(b)

Total Ecuador				1,026,590

Egypt - 0.4%
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	240,000	246,952	(b)
Egypt Government International Bond, Senior Notes	8.700%	3/1/49	240,000	250,208	(b)

Total Egypt				497,160

Ghana - 0.2%
Ghana Government International Bond, Senior Notes	8.950%	3/26/51	310,000	311,514	(b)

Indonesia - 0.2%
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	240,000	236,900

Mexico - 0.2%
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	360,000	338,310

Qatar - 0.5%
Qatar Government International Bond, Senior Notes	3.375%	3/14/24	410,000	414,485	(b)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	270,000	284,589	(b)

Total Qatar				699,074

United Arab Emirates - 0.3%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	440,000	445,236	(b)

Uruguay - 0.1%
Uruguay Government International Bond, Senior Notes	4.975%	4/20/55	70,000	73,500

TOTAL SOVEREIGN BONDS (Cost - $8,270,455)				8,114,343

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.5%
U.S. Government Obligations - 1.5%
U.S. Treasury Bonds	3.375%	11/15/48	$390,000	$434,126
U.S. Treasury Notes	2.875%	9/30/23	220,000	225,947
U.S. Treasury Notes	2.875%	7/31/25	120,000	124,015
U.S. Treasury Notes	2.625%	2/15/29	1,285,000	1,308,767

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $2,031,394)				2,092,855

MUNICIPAL BONDS - 1.4%
Alabama - 0.2%
Alabama State Economic Settlement Authority, BP Settlement Revenue, Series B	3.163%	9/15/25	280,000	281,795

California - 0.8%
Los Angeles County, CA Public Works Financing Authority Revenue, Multiple Capital Projects I, Series 2010 B, Taxable Build America Bonds	7.618%	8/1/40	650,000	988,676
University of California Revenue, Taxable, General Series AG	4.062%	5/15/33	150,000	155,668

Total California				1,144,344

Florida - 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	170,000	172,933

Illinois - 0.3%
Illinois State, GO, Taxable, Build America Bonds, Series 2010-3	6.725%	4/1/35	310,000	335,510

TOTAL MUNICIPAL BONDS (Cost - $1,872,287)				1,934,582

			SHARES
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Capital Markets - 0.0%
Carlyle Group LP	5.875%		1,600	36,624

Insurance - 0.1%
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%)	5.874%		5,725	132,391	(a)

TOTAL PREFERRED STOCKS (Cost - $183,068)				169,015

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $129,492,522)				137,937,267

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.1%
Western Asset Government Cash Management Portfolio LLC (Cost - $190,457)	2.440%	190,457	$190,457	(f)

TOTAL INVESTMENTS - 99.1% (Cost - $129,682,979)			138,127,724
Other Assets in Excess of Liabilities - 0.9%			1,267,312

TOTAL NET ASSETS - 100.0%			$139,395,036

*	Non-income producing security.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	The coupon payment on these securities is currently in default as of March 31, 2019.

(f)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At March 31, 2019, the total market value of investments in Affiliated Companies was $190,457 and the cost was $190,457 (Note 2).

Abbreviations used in this schedule:

GO	— General Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
USD	— United States Dollar

At March 31, 2019, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	MARKET VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Contracts to Buy:
U.S. Treasury 2-Year Notes	25	6/19	$5,308,179	$5,327,344	$19,165
U.S. Treasury 5-Year Notes	112	6/19	12,898,273	12,972,751	74,478
U.S. Treasury Ultra Long-Term Bonds	34	6/19	5,525,563	5,712,000	186,437

					280,080

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2019

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	MARKET VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Contracts to Sell:
U.S. Treasury 10-Year Notes	89	6/19	$10,897,065	$11,055,469	$(158,404)
U.S. Treasury Long-Term Bonds	105	6/19	15,305,860	15,713,906	(408,046)

					(566,450)

Net unrealized depreciation on open futures contracts					$(286,370)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Investment Grade Income Fund Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end diversified investment company. The Fund seeks a high level of current income, consistent with prudent investment risk. Capital appreciation is a secondary investment objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$125,626,472	—	$125,626,472
Sovereign Bonds	—	8,114,343	—	8,114,343
U.S. Government & Agency Obligations	—	2,092,855	—	2,092,855
Municipal Bonds	—	1,934,582	—	1,934,582
Preferred Stocks:
Financials	$36,624	132,391	—	169,015

Total Long-Term Investments	36,624	137,900,643	—	137,937,267

Short-Term Investments†	—	190,457	—	190,457

Total Investments	$36,624	$138,091,100	—	$138,127,724

Other Financial Instruments:
Futures Contracts	$280,080	—	—	$280,080

Total	$316,704	$138,091,100	—	$138,407,804

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$566,450	—	—	$566,450

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, LLC, the Fund’s investment adviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended March 31, 2019. The following transactions were effected in shares of such companies for the period ended March 31, 2019.

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at December 31, 2018	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2019
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$268	$13,006,455	13,006,455	$12,816,266	12,816,266	—	$6,454	—	$190,457